RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Disclosure of information about key management personnel
	Years ended July 31,
	2023	2022	2021
Administrative fees	$8,500	$12,125	$4,350
Fees paid to the entity controlled by CFO	12,000	12,000	14,000
Equity-settled share-based compensation	$640,860	$399,140	-

Disclosure of information about transactions with HDSI parties
	Years ended July 31,
	2023	2022	2021
Service charges based on management services agreement	$57,686	$46,952	$49,397
Office lease	21,883	20,190	6,342
Reimbursement of third-party expenses	3,646	16,099	6,134
Total	$83,215	$83,241	$61,873

Disclosure of information about Payables due to related parties
	July 31, 2023	July 31, 2022
Balance payable to HDSI	$3,246	$3,134
Balance payable to UMS	12,733	98,636
Balance payable to the entity controlled by CFO	1,050	1,050
Total amount due to related parties	$17,029	$102,820